General (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
General (Details) [Line Items]
Accured loss	$ 146,892
Minimum [Member]
General (Details) [Line Items]
Current operation amount	4,535
Maximum [Member]
General (Details) [Line Items]
Current operation amount	$ 6,135